Federated Short-Term Municipal Trust

                                 Federated Investors Funds
                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7000

                                      October 2, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

RE:   Federated Short-Term Municipal Trust
      1933 Act File No. 2-72277
      1940 Act File No. 811-3181

Dear Sir or Madam:
      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated August 31, 2000, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 38 on August 28, 2000.

      If you have any questions regarding this certification, please contact Michell Fishman at (202) 778-9419.

Very Truly Yours,

/S/ LESLIE K. ROSS
----------------------
Leslie K. Ross
Assistant Secretary